Summary of Unrealized Gains (Losses) for securities at FVOCI (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Fair value	$ 69,865	$ 69,675
Securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	70,231	67,926
Gross unrealized gains	307	349
Gross unrealized (losses)	(1,094)	(953)
Fair value	69,444	67,322
Securities [member] | Government and government-related securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	53,382	51,304
Gross unrealized gains	168	192
Gross unrealized (losses)	(623)	(614)
Fair value	52,927	50,882
Securities [member] | Government and government-related securities [member] | Canadian government federal debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	18,335	16,420
Gross unrealized gains	45	69
Gross unrealized (losses)	(170)	(121)
Fair value	18,210	16,368
Securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	19,953	20,279
Gross unrealized gains	105	99
Gross unrealized (losses)	(118)	(138)
Fair value	19,940	20,240
Securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	11,260	11,855
Gross unrealized gains	17	22
Gross unrealized (losses)	(275)	(318)
Fair value	11,002	11,559
Securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	1,521	1,715
Gross unrealized gains	1	1
Gross unrealized (losses)	(24)	(34)
Fair value	1,498	1,682
Securities [member] | Government and government-related securities [member] | Mortgage-backed securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	2,313	1,035
Gross unrealized gains		1
Gross unrealized (losses)	(36)	(3)
Fair value	2,277	1,033
Securities [member] | Other debt securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	13,092	13,331
Gross unrealized gains	43	23
Gross unrealized (losses)	(131)	(233)
Fair value	13,004	13,121
Securities [member] | Other debt securities [member] | Asset-backed financings [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	4,146	4,511
Gross unrealized (losses)	(32)	(71)
Fair value	4,114	4,440
Securities [member] | Other debt securities [member] | Corporate and other debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	8,946	8,820
Gross unrealized gains	43	23
Gross unrealized (losses)	(99)	(162)
Fair value	8,890	8,681
Securities [member] | Debt securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	66,474	64,635
Gross unrealized gains	211	215
Gross unrealized (losses)	(754)	(847)
Fair value	65,931	64,003
Securities [member] | Equity securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	3,757	3,291
Gross unrealized gains	96	134
Gross unrealized (losses)	(340)	(106)
Fair value	3,513	3,319
Securities [member] | Equity securities [member] | Common shares [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	3,191	2,191
Gross unrealized gains	95	63
Gross unrealized (losses)	(116)	(33)
Fair value	3,170	2,221
Securities [member] | Equity securities [member] | Preference shares [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	566	1,100
Gross unrealized gains	1	71
Gross unrealized (losses)	(224)	(73)
Fair value	$ 343	$ 1,098